Earnings per share	3 Months Ended
Jan. 31, 2021
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Earnings per share
Note 12.    Earnings per share

$ millions, except number of shares and per share amounts, for the three months ended	2021 Jan. 31	2020 Oct. 31	2020 Jan. 31
Basic earnings per share
Net income attributable to equity shareholders	$1,621	$1,015	$1,205
Less: Preferred share dividends and distributions on other equity instruments	30	30	31
Net income attributable to common shareholders	$1,591	$985	$1,174
Weighted-average common shares outstanding (thousands)	447,281	446,321	445,248
Basic earnings per share	$3.56	$2.21	$2.64
Diluted earnings per share
Net income attributable to common shareholders	$1,591	$985	$1,174
Weighted-average common shares outstanding (thousands)	447,281	446,321	445,248
Add: Stock options potentially exercisable (1) (thousands)	502	389	639
Add: Equity-settled consideration (thousands)	146	167	144
Weighted-average diluted common shares outstanding (thousands)	447,929	446,877	446,031
Diluted earnings per share	$3.55	$2.20	$2.63
(1)
Excludes average options outstanding of 3,840,348 (October 31, 2020: 3,816,293; January 31, 2020: 2,382,904) with a weighted-average exercise price of $112.71 (October 31, 2020: $111.50; January 31, 2020: $114.21) for the quarter ended January 31, 2021, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.